Convertible Notes - Schedule of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	$ 281,027
Ending balance	232,546	$ 281,027
Host Component Of The Debt | Financial liabilities at amortised cost, category
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	153,156	157,331
Transaction costs		(5,170)
Accrued Interest	20,496	1,300
Reclassification of short-term accrued interest to short-term liability	(1,770)	(305)
Interest payment	(2,755)
Ending balance	169,127	153,156
Convertible Note Derivative | Financial liabilities at fair value through profit or loss, category
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Transaction costs		(3,329)
Beginning balance	83,000	101,419
Gain on change in fair value of convertible notes derivative	(47,655)	(15,090)
Ending balance	35,345	83,000
Convertible Debt Including Derivative Component | Financial Liabilites At Amortized Cost And Financial Liabilites At Fair Value Through Profit Or Loss
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	236,156	258,750
Transaction costs		(8,499)
Accrued Interest	20,496	1,300
Reclassification of short-term accrued interest to short-term liability	(1,770)	(305)
Interest payment	(2,755)
Ending balance	204,472	236,156
Gain on change in fair value of convertible notes derivative	$ (47,655)	$ (15,090)